14. INCOME TAX: Schedule of non-capital losses in Canada (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of non-capital losses in Canada

Year of Origin	Year of Expiry	Non-capital losses

2008	2028	$ 10,500
2009	2029	45,000
2010	2030	38,500
2010	2030	325,000
2011	2031	51,500
2012	2032	798,000
2013	2033	606,000
2014	2034	921,000
2015	2035	837,000
2016	2036	1,007,000
2017	2037	854,000
2018	2038	657,000
2019	2039	504,000
2020	2040	476,000
2021	2041	444,000
2022	2042	495,000
2023	2043	416,500
2024	2044	119,000
		$ 8,605,000